FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Trade and other payables | Level 2
Fair value by hierarchy
Financial liability at fair value		$ 3,135,008
Consideration for acquisition | Level 1
Fair value by hierarchy
Financial liability at fair value	$ 7,530	1,083,814
Mutual funds | Level 1
Fair value by hierarchy
Financial assets at fair value		144,606
Moolec Science S.A. shares | Level 1
Fair value by hierarchy
Financial assets at fair value	151,972	976,425
Other investments | Level 1
Fair value by hierarchy
Financial assets at fair value	$ 955,309	$ 919,007